Offerings - Offering: 1	Feb. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 187,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,893.75
Offering Note	Shares of Class A common stock, par value $0.0001 per share ("Class A Common Stock"), of SOLV Energy, Inc. (the "Registrant") authorized for issuance under the SOLV Energy, Inc. 2026 Equity Incentive Plan. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall cover any additional shares of Class A Common Stock as may issuable under the SOLV Energy, Inc. 2026 Equity Incentive Plan by reason of any stock splits, stock dividends, recapitalizations or similar transactions. Pursuant to Rule 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee and are based on a price of $25.00 per share, which is the high-point of the estimated price range per share of Class A Common Stock for the Registrant's initial public offering of Class A Common Stock pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-292778).